SHARE-BASED COMPENSATION - Share Options Granted (Details) - Share Options $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 HKD ($) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
SHARE-BASED COMPENSATION
Outstanding (in shares) | shares	19,042,336
Exercisable (in shares) | shares	3,315,850
Expected to vest (in shares) | shares	15,726,486
Outstanding (in dollars per share) | $ / shares	$ 0.5628
Exercisable (in dollars per share) | $ / shares	0.4891
Expected to vest (in dollars per share) | $ / shares	$ 0.5783
Outstanding (in years)	3 years 10 months 24 days	3 years 10 months 24 days
Exercisable (in years)	3 years 10 months 2 days	3 years 10 months 2 days
Expected to vest (in years)	3 years 10 months 28 days	3 years 10 months 28 days
Outstanding (in dollars) | $	$ 98,182
Exercisable (in dollars) | $	17,341
Expected to vest (in dollars) | $	$ 80,841
Weighted average grant date fair value | $ / shares	$ 1.5239		$ 0.7345	$ 0.6010
Options exercised (in shares) | shares	5,048,824	5,048,824	106,295,232	0
Intrinsic value of options exercised	$ 18,147	$ 140,794